Operating Leases (Tables)	6 Months Ended
Mar. 31, 2025
Operating Leases [Abstract]
Schedule of Operating Leases

Supplemental balance sheet information related to the operating leases from the Company’s operations was as follows:

	As of March 31, 2025	As of September 30, 2024
Right-of-use assets under operating leases	$160,754	$271,931

Lease liabilities, current	65,250	98,957
Lease liabilities, non-current	103,607	204,018
Total lease liabilities	$168,857	$302,975

Schedule of Future Minimum Lease Payments of Short-Term Lease

The following table presents maturity of lease liabilities as of March 31, 2025:

The six months ended March 31, 2025,	As of March 31, 2025
2025	$53,691
2026	71,588
2027	53,691
Total future minimum lease payments	178,970
Less: imputed interest	(10,113)
Total	$168,857